Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	$ 56	$ 53	$ 67
Capitalized contract cost
Contract cost assets	124	133
Amortization of contract cost assets	$ 104	$ 109	$ 108